GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	6 Months Ended
Jun. 30, 2023
Corporate Information And Statement of IFRS Compliance [Abstract]
Schedule of number of selling days by quarter
The following table summarises the number of selling days, for the years ended 31 December 2023 and 31 December 2022 (based on a standard five-day selling week):

	Half year	Full year
2023	130	260
2022	130	260
Change	—	—

Schedule of exchange rates
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the six month period ended		Closing as at
	30 June 2023	1 July 2022	30 June 2023	31 December 2022
British Pound	1.14	1.19	1.16	1.13
US Dollar	0.92	0.91	0.91	0.94
Norwegian Krone	0.09	0.10	0.09	0.10
Swedish Krone	0.09	0.10	0.08	0.09
Icelandic Krone	0.01	0.01	0.01	0.01
Australian Dollar	0.63	0.66	0.61	0.64
Indonesian Rupiah[1]	0.06	0.06	0.06	0.06
New Zealand Dollar	0.58	0.61	0.56	0.60
Papua New Guinean Kina	0.26	0.26	0.26	0.27
[1] Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.